OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Other current assets consist of the following:

	December 31
(in US$ thousands)	2023	2022
Loans receivable - current	$24	$29
Less: Allowance for loans receivable - current	(24)	(29)
Other receivable	2	374
Other	141	136
	$143	$510

Changes in Allowance for Loans Receivable

The following is a reconciliation of changes in our Company’s allowance for loans receivable - current during the years ended December 31, 2023, 2022 and 2021:

(in US$ thousands)	2023	2022	2021
Balance at beginning of year	$29	$33	$32
Reversal for collection of bad debt	(5)	—	—
Translation adjustment	—	(4)	1
Balance at end of year	$24	$29	$33